Income/loss (-) per share (Tables)	12 Months Ended
Dec. 31, 2020
Income/loss (-) per share
Schedule of income/loss (-) per share
	Year ended December 31,
	2020	2019	2018
Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€(305,436)	€149,845	€(29,259)
Number of shares (thousands)
Weighted average number of shares for the purpose of basic income/loss (-) per share	65,075	57,614	52,113
Basic income/loss (-) per share (Euros)	€(4.69)	€2.60	€(0.56)

Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€(305,436)	€149,845	€(29,259)
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted income/loss (-) per share	65,075	57,614	52,113
Number of dilutive potential ordinary shares	—	2,498	—
Diluted income/loss (-) per share (Euros)	€(4.69)	€2.49	€(0.56)